UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       SignalPoint Asset Management, LLC
Address    400 South Avenue
           Suite 300
           Springfield, MO 65806

Form 13F File Number:    028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Michael Orzel
Title   CEO & CCO
Phone   417-869-9981

Signature, Place, and Date of Signing:

/s/ Michael Orzel       Springfield, MO       1.31.12
-----------------       ---------------       -------
[Signature]             [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:      110,504   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
FIRST TRUST VALUE LINE 100 TIM ETF              33735g107     1458    109961 SH       Sole                     0   0          109961
ISHARES ETF 1-3 YEAR TREASURY  ETF              464287457     3435     40688 SH       Sole                     0   0           40688
ISHARES ETF 20+ YEAR TREASURY  ETF              464287432     3858     31838 SH       Sole                     0   0           31838
ISHARES ETF 7-10 YEAR TREASURY ETF              464287440     3785     35215 SH       Sole                     0   0           35215
ISHARES ETF TREASURY INFLATION ETF              464287176     3973     32728 SH       Sole                     0   0           32728
ISHARES GOLD TRUST ISHARES     ETF              464285105     2058    126403 SH       Sole                     0   0          126403
ISHARES IBOXX  INVESTMENT GRAD ETF              464287242     4385     36246 SH       Sole                     0   0           36246
ISHARES IBOXX HIGH YIELD CORP  ETF              464288513     4395     47079 SH       Sole                     0   0           47079
ISHARES MSCI EMU INDEX         ETF              464286608     2370     70844 SH       Sole                     0   0           70844
ISHARES MSCI JAPAN INDEX       ETF              464286848     2068    212109 SH       Sole                     0   0          212109
ISHARES MSCI PACIFIC EX-JAPAN  ETF              464286665     3360     71287 SH       Sole                     0   0           71287
ISHARES S&P LATIN AMERICA 40 I ETF              464287390     2171     49528 SH       Sole                     0   0           49528
POWERSHS DYNAMIC BASIC MATERIA ETF              73935x427     6143    151883 SH       Sole                     0   0          151883
POWERSHS DYNAMIC BIOTECH & GEN ETF              73935x856     1647     72138 SH       Sole                     0   0           72138
POWERSHS DYNAMIC CONSUMER DISC ETF              73935x419     5786    194553 SH       Sole                     0   0          194553
POWERSHS DYNAMIC CONSUMER STAP ETF              73935x393     3364    101273 SH       Sole                     0   0          101273
POWERSHS DYNAMIC ENERGY SECTOR ETF              73935x385     6850    159717 SH       Sole                     0   0          159717
POWERSHS DYNAMIC FINANCIAL SEC ETF              73935x377     3803    179817 SH       Sole                     0   0          179817
POWERSHS DYNAMIC HEALTHCARE SE ETF              73935x351     4628    141021 SH       Sole                     0   0          141021
POWERSHS DYNAMIC INDUSTRIAL SE ETF              73935x369     4504    141536 SH       Sole                     0   0          141536
POWERSHS DYNAMIC TECHNOLOGY SE ETF              73935x344     3760    143662 SH       Sole                     0   0          143662
POWERSHS DYNAMIC UTILITIES SEC ETF              73935x591     4802    277388 SH       Sole                     0   0          277388
POWERSHS FINANCIAL PREFERRED E ETF              73935X229      230     12600 SH       Other                    0   0           12600
POWERSHS GLOBAL LISTED PRIVATE ETF              73935x195     1801    177973 SH       Sole                     0   0          177973
POWERSHS PREFERRED PORTFOLIO E ETF              73936T565      747     50860 SH       Sole                     0   0           50860
SPDR BARCLAYS HIGH YIELD ETF   ETF              78464A417     1230     30221 SH       Sole                     0   0           30221
SPDR INDEX SHS FDS DJWILSHIRE  ETF              78463x749     1159     27520 SH       Sole                     0   0           27520
VANGUARD INDEX FDS S&P500 ETF  ETF              922908413     3642     55869 SH       Sole                     0   0           55869
VANGUARD INTERMEDIATE TERM BON ETF              921937819     3809     43159 SH       Sole                     0   0           43159
VANGUARD LONG TERM BOND INDEX  ETF              921937793     3848     40991 SH       Sole                     0   0           40991
VANGUARD REIT INDEX ETF        ETF              922908553     6261     95146 SH       Sole                     0   0           95146
WISDOMTREE  MID-CAP DIVIDEND   ETF              97717w505      500      8707 SH       Sole                     0   0            8707
WISDOMTREE DEFA EQUITY INCOME  ETF              97717w802      471     11638 SH       Sole                     0   0           11638
WISDOMTREE EMERGING MKTS EQUIT ETF              97717w315      554      9694 SH       Sole                     0   0            9694
WISDOMTREE INTL REAL ESTATE SE ETF              97717w331      179      5957 SH       Sole                     0   0            5957
WISDOMTREE INTL SMALL CAP DIVI ETF              97717w760      519      9952 SH       Sole                     0   0            9952
WISDOMTREE SMALL CAP DIVIDEND  ETF              97717w604      492      9650 SH       Sole                     0   0            9650
BP PLC ADR                     COM              055622104      430     10320 SH       Sole                     0   0           10320
CAPITAL FINL HLDGS INC COM     COM              140144106        0     10000 SH       Sole                     0   0           10000
EXXON MOBIL CORP               COM              30231g102       37       425 SH       Sole                     0   0             425
SCAC HOLDINGS CORP COM NEW     COM              78388c200        0     25000 SH       Sole                     0   0           25000
SKINNY NUTRITIONAL CORP        COM              830695102        0     90000 SH       Other                    0   0           90000
VERIZON COMMUNICATIONS         COM              92343v104      108      2492 SH       Sole                     0   0            2492
WELLS FARGO & CO NEW           COM              949746101      342     10000 SH       Other                    0   0           10000
ALLIANCEBERNSTEIN GLOBAL HIGH  Closed End Fund  01879r106      161     10279 SH       Sole                     0   0           10279
ALLIANCEBERNSTEIN INCOMEFD INC Closed End Fund  01881e101     1381    170481 SH       Sole                     0   0          170481